Licenses and Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Licenses
Balance, beginning of period	$ 1,452,101	$ 1,435,000
Acquisitions	4,406	17,101
Exchanges	11,842
Impairment			(14,000)
Other	2,420
Balance, end of period	1,470,769	1,452,101	1,435,000
Goodwill
Assigned value at time of acquisition	494,737	494,737
Balance, beginning of period	494,737	494,737
Balance, end of period	$ 494,737	$ 494,737	$ 494,737